Note 8 - Goodwill and Intangible Assets (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity, Fair Value Disclosure	$ 140,000,000
Members' Equity	127,600,000
Amortization of Intangible Assets	$ 483,000	$ 698,000	$ 796,000